Recorded Investment in Loans Related to Balance in Allowance for Possible Loan Losses by Portfolio Segment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	$ 13,592	$ 14,142
Loans collectively evaluated for impairment	379,076	354,996
Total Gross Loans	392,668	369,138
Real Estate Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	11,248	13,760
Loans collectively evaluated for impairment	296,468	278,990
Total Gross Loans	307,716	292,750
Business Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	2,224	170
Loans collectively evaluated for impairment	54,897	46,827
Total Gross Loans	57,121	46,997
Consumer Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	120	212
Loans collectively evaluated for impairment	27,711	29,179
Total Gross Loans	$ 27,831	$ 29,391